Annual Total Returns- JPMorgan New York Tax Free Bond Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan New York Tax Free Bond Fund - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.82%	3.69%	(0.75%)	4.92%	2.10%	(0.10%)	2.99%	0.93%	6.02%	3.62%